Parent Company Only Financial Statements - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Aug. 07, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income		$ 4,649	$ 3,488	$ 14,742	$ 12,610	$ 8,535
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Deferred income tax benefit				395	(540)	(687)
Decrease (increase) in other assets, net		(1,371)	(1,601)	(1,061)	1,433	(8)
Increase (decrease) in other liabilities, net		(3,009)	(802)	138	475	1,462
Net cash provided by operating activities		3,510	5,583	19,807	14,801	19,327
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities		2,144	(42,804)	(182,256)	(176,106)	(276,932)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net of issuance expenses	$ 72,500
Common stock issued in connection with the exercise of stock options		2	76	117	190
Net cash provided by (used in) financing activities		54,531	45,025	196,615	17,570	284,907
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		60,185	7,804	34,166	(143,735)	27,302
CASH AND CASH EQUIVALENTS:
Beginning of year		68,923	34,757	34,757	178,492	151,190
End of year		129,108	42,561	68,923	34,757	178,492
Green Bancorp, Inc.
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income				14,743	12,610	8,535
Adjustments to reconcile net income to net cash provided (used) by operating activities:
EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY, Net of tax				15,957	13,253	9,079
Deferred income tax benefit				17	14	17
Decrease (increase) in other assets, net				332	64	(25)
Increase (decrease) in other liabilities, net				34	9	(5)
Net cash provided by operating activities				(1,495)	(684)	(507)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital contributed to subsidiary				(67,508)		(25,000)
Net cash used in investing activities				(67,508)		(25,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net of issuance expenses				72,591		24,734
Common stock issued in connection with the exercise of stock options				125	190
Net cash provided by (used in) financing activities				72,716	190	24,734
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS				3,713	(494)	(773)
CASH AND CASH EQUIVALENTS:
Beginning of year		$ 8,666	$ 4,953	4,953	5,447	6,220
End of year				$ 8,666	$ 4,953	$ 5,447